Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Assets Held for Sale	Assets held for sale comprise the following:

At December 31,	2013
At net book value:
Land	$4,215
Buildings	18,784
Machinery and equipment	19,625
Leasehold improvements	2,429
Others	370

Total	$45,423